Concentration and Risk (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Concentration and Risk [Abstract]
Schedule of Customer Concentration Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of
	December 31, 2023	December 31, 2024
	(Unaudited)	(Unaudited)
Percentage of the Group’s total revenue
Customer A	25%	21%
Customer B	17%	21%
Customer C	11%	11%
Customer D	*	10%

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total contract liabilities:

	As of
	December 31, 2023	December 31, 2024
	(Unaudited)	(Unaudited)
Percentage of the Group’s total cost of revenue
Supplier A	42%	*
Supplier B	15%	*
Supplier C	12%	*
Supplier D	11%	*
Supplier E	*	12%
Supplier F	*	12%
Supplier G	*	10%

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	As of
	June 30, 2024	December 31, 2024
		(Unaudited)
Percentage of the Group’s accounts receivable
Customer A	26%	16%
Customer H	17%	25%
Customer B	12%	22%
Customer I	11%	*
Customer C	10%	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	As of
	June 30, 2024	December 31, 2024
		(Unaudited)
Percentage of the Group’s contract liabilities
Customer J	32%	*
Customer K	30%	*
Customer L	25%	*
Customer M	*	15%
Customer N	*	34%
Customer O	*	18%
Customer D	*	28%

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s advance to suppliers:

	As of
	June 30, 2024	December 31, 2024
		(Unaudited)
Percentage of the Group’s total cost of revenue
Supplier A	23%	*
Supplier B	16%	*
Supplier C	10%	*
Supplier D	*	*
Supplier E	*	12%
Supplier F	*	12%
Supplier G	*	10%

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s accounts payable:

	As of
	June 30, 2024	December 31, 2024
		(Unaudited)
Percentage of the Group’s accounts payable
Supplier B	28%	*
Supplier L	25%	*
Supplier H	29%	*
Supplier C	*	14%
Supplier I	*	13%
Supplier J	*	14%

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the years ended June 30,
	2022	2023	2024
Percentage of the Group’s total revenue
Customer A	53%	16%	16%
Customer B	*	*	10%
Customer C	*	21%	*
Customer D	*	18%	*
Customer E	*	11%	*
Customer F	13%	*	*
Customer G	10%	*	*

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of June 30,
	2023	2024
Percentage of the Group’s accounts receivable
Customer A	45%	26%
Customer H	23%	17%
Customer B	*	12%
Customer I	*	11%
Customer C	26%	10%

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total contract liabilities:

	As of June 30,
	2023	2024
Percentage of the Group’s contract liabilities
Customer J	*	32%
Customer K	53%	30%
Customer L	*	25%
Customer D	47%	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the years ended June 30,
	2022	2023	2024
Percentage of the Group’s total cost of revenue
Supplier A	*	10%	23%
Supplier B	*	*	16%
Supplier C	13%	18%	10%
Supplier D	19%	20%	*
Supplier E	10%	17%	*
Supplier F	*	10%	*
Supplier G	27%	*	*
Supplier H	11%	*	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s advance to suppliers:

	As of June 30,
	2023	2024
Percentage of the Group’s advance to suppliers
Supplier D	*	23%
Supplier I	*	22%
Supplier J	*	19%
Supplier E	13%	12%
Supplier K	*	10%
Supplier A	71%	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s accounts payable:

	As of June 30,
	2023	2024
Percentage of the Group’s accounts payable
Supplier B	*	35%
Supplier L	*	22%
Supplier G	25%	12%
Supplier H	28%	11%
Supplier C	29%	*

*	Represented the percentage below 10%